Semiannual Report

November 30, 1998

INVESCO
MONEY MARKET
FUNDS

Cash Reserves Fund
U.S. Government
 Money Fund
Tax-Free Money Fund

INVESCO

YOU SHOULD KNOW WHAT INVESCO KNOWS.(TM)

Market Overview                                                    December 1998
     "It was the best of times, it was the worst of times." For many investors, the opening of Charles Dickens' A Tale of Two Cities best describes their investments in 1998. On the one hand, investments in many large, domestic blue chip companies have performed well. However, for investors in emerging markets and small-cap stocks, it has been a different story.
     This has been a year that tested the skills of even the most experienced investor, with the domestic equity markets reaching unprecedented heights in the spring of '98, suffering a severe correction, and then rallying again. But what really changed in 1998?
    o Economy: The domestic economy continues to expand even though many developing nations are enduring recessions. With U.S. unemployment at record low levels and real wages accelerating, consumers have been willing to spend. It is important to remember that consumer spending is responsible for approximately two-thirds of Gross Domestic Product. In addition, lower interest rates on mortgages have enticed homeowners to refinance, increasing their disposable income.
      o Interest rates: As the global financial crisis intensified during the last year, the threat of an overheating economy diminished, and interest rates declined significantly -- with Treasury yields reaching levels not seen since the 1950s and 1960s. In addition, slowing global growth and a global credit crunch caused the Federal Reserve Board to lower the Fed funds rate by 25 basis points three times in a seven-week period in the fall of '98. This was the first move by the Fed since it increased the Fed funds rate in the spring of '97. With falling commodity prices and benign inflation, the implied yield on a 30-year Treasury has decreased about 0.75% since year-end 1997.
      o Corporate Earnings: The strong U.S. dollar, intense price competition worldwide, and slowing global economies have decreased revenues for many multinationals, squeezing corporate profits. Furthermore, increasing wages (due to the tight labor market) are also putting pressure on profit margins, and the growth rate in corporate earnings has slowed.
      o Market Volatility: The last four years have been rewarding for investors, as domestic equity markets produced above-average returns with limited volatility. However, this year volatility returned to the markets; August 1998 marked the worst month for equities since October 1987. For the long-term investor, volatility is just part of the price of doing business when investing in equities.
     As we move into 1999, the market environment for domestic equities has changed to an extent; yet, in many respects, it remains similar to the last four years. Low inflation, declining interest rates, and positive domestic economic growth lend support to the underlying fundamentals for equities. Granted, the slowdown in many international economies may retard growth here at home, but it appears that our economy is strong enough to weather the storm.

     The U.S. remains the one global economic superpower. Compared to many international firms, domestic com-panies are highly efficient, productive, and profitable. The strong dollar and intense price competition slowed the rate of growth in earnings in 1998, but the earnings outlook for 1999 appears brighter, as many international economies start to recover. In addition, equity markets are forward-looking in nature and seem to be telling us that the worst of the global financial crisis may be over. However, investors should continue to expect heavy day-to-day volatility in the equity markets and remain focused on their long-term goals.
               -----------------------------------------------
      INVESCO's money market funds are actively managed to seek high current income along with safety of principal. The funds seek to maintain a constant price per share of $1.00, although this cannot be guaranteed. Shares of the funds are not issued or guaranteed by the U.S. government. If you are interested in obtaining current yield information, please call 1-800-525-8085.

Fund Management
      Since 1993, U.S. Government Money Fund and Cash Reserves Fund have been managed by INVESCO Vice President Richard R. Hinderlie. He began his investment career in 1973, and has extensive experience in fixed-income analysis and portfolio management. Dick received his MBA from Arizona State University and BA in economics from Pacific Lutheran University. He is manager of INVESCO U.S. Government Securities Fund and co-manager of INVESCO Short-Term Bond Fund.
      INVESCO Vice President Ingeborg S. Cosby has managed Tax- Free Money Fund since 1992. She launched her investment career in 1982 as a portfolio manager assistance with First Affiliated Securities. Inge joined INVESCO's fixed-income management group in 1985.


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

STATEMENT OF INVESTMENT SECURITIES
November 30, 1998
UNAUDITED

--------------------------------------------------------------------------------------------------------------------
                                                          Effective
                                                           Interest              Principal
                                                             Rate %                 Amount                    Value
%Description
--------------------------------------------------------------------------------------------------------------------
CASH RESERVES FUND
100.00 SHORT-TERM INVESTMENTS
5.91 US GOVERNMENT AGENCY OBLIGATIONS
     Student Loan Marketing Association
       1/13/1999                                              4.38        $     25,000,000          $     25,000,000
       2/8/1999                                               4.79              12,750,000                12,750,000
--------------------------------------------------------------------------------------------------------------------
   TOTAL US GOVERNMENT AGENCY OBLIGATIONS
    (Cost $37,750,000)                                                                                    37,750,000
--------------------------------------------------------------------------------------------------------------------
94.09 COMMERCIAL PAPER
10.14 AUTOMOBILES
      Ford Motor Credit
        12/3/1998                                             4.91              19,000,000                19,000,000
        12/4/1998                                             4.97              10,798,000                10,793,587
      General Motors Acceptance,
        12/17/1998                                            5.11              35,000,000                35,000,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          64,793,587
--------------------------------------------------------------------------------------------------------------------
10.15 BANKS
      Norwest Corp
        12/30/1998                                            5.13              15,000,000                14,939,124
        12/31/1998                                            5.13              15,000,000                14,937,025
      State Street
        12/7/1998                                             5.22              20,000,000                19,982,854
        12/10/1998                                            5.22              15,000,000                14,980,710
--------------------------------------------------------------------------------------------------------------------
                                                                                                          64,839,713
--------------------------------------------------------------------------------------------------------------------
7.98 CONSUMER FINANCE
     American Express Credit,
       12/3/1998                                              4.95              21,000,000                21,000,000
     Household Finance
       12/3/1998                                              4.91              15,000,000                15,000,000
       12/24/1998                                             5.50              15,000,000                15,000,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          51,000,000
--------------------------------------------------------------------------------------------------------------------
11.11 ELECTRICAL EQUIPMENT
      General Electric
        12/16/1998                                            5.49               8,000,000                 8,000,000
        12/28/1998                                            5.17              23,000,000                23,000,000
      General Electric Capital Services,
        12/16/1998                                            5.15              40,000,000                40,000,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          71,000,000
--------------------------------------------------------------------------------------------------------------------

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16.09 FINANCIAL
      Associates Corp of North America,
        12/1/1998                                             5.32               7,892,000                7,892,000
      CIT Group Holdings,
        12/23/1998                                            5.20              20,000,000               19,937,507
      General Electric Capital,
        12/21/1998                                            5.50              45,000,000               45,000,000
      Heller Financial
        12/1/1998                                             5.04              20,000,000               20,000,000
        12/14/1998                                            5.36              10,000,000               10,000,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                        102,829,507
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                          Effective
                                                           Interest              Principal
                                                             Rate %                 Amount                    Value
%Description
-------------------------------------------------------------------------------------------------------------------
15.45 INSURANCE
      American General, 12/15/1998                            5.49        $     20,000,000          $    20,000,000
      CIGNA Corp, 12/18/1998                                  5.21              26,700,000               26,700,000
     Prudential Funding, 2/10/1999                            5.13              17,000,000               17,000,000
     SAFECO Credit
        12/1/1998                                             5.27              25,000,000               25,000,000
        12/7/1998                                             5.37              10,000,000                9,991,175
-------------------------------------------------------------------------------------------------------------------
                                                                                                         98,691,175
-------------------------------------------------------------------------------------------------------------------
3.44 MACHINERY
     Deere & Co, 2/16/1999                                    5.29              22,000,000               22,000,000
-------------------------------------------------------------------------------------------------------------------
5.48 OIL & GAS RELATED
     Texaco Inc, 12/29/1998                                   5.19              35,000,000               35,000,000
-------------------------------------------------------------------------------------------------------------------
7.50 RETAIL
     Penney (JC)Funding, 12/16/1998                           5.31              28,000,000               27,938,984
     Sears Roebuck Acceptance, 12/11/1998                     5.30              20,000,000               20,000,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         47,938,984
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
6.26 SERVICES
     Hertz Corp, 12/2/1998                                    5.17              40,000,000               40,000,000
-------------------------------------------------------------------------------------------------------------------
0.49  TELECOMMUNICATIONS--LONG DISTANCE
      Bell Atlantic Network Funding, 12/7/1998                4.98               3,100,000                3,097,466
-------------------------------------------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
   (Cost $601,190,432)                                                                                  601,190,432
-------------------------------------------------------------------------------------------------------------------
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
   (Cost $638,940,432)(a)                                                                           $   638,940,432
===================================================================================================================
TAX-FREE MONEY FUND
100.00 SHORT-TERM MUNICIPAL INVESTMENTS
2.01   ALABAMA
       Alabama Indl Dev Auth (AMBAC Insured),FR, Spl Tax,
         Series 1998, 2/1/1999                               3.60        $        375,000          $        375,218
       Montgomery Edl Bldg Auth, Alabama (Faulkner Univ Proj)
       (MBIA Insured), FR,Facils Rev,
         Series 1998, 10/1/1999                              3.60                 245,000                   249,272
       Troy State Univ System, Alabama (MBIA Insured),
         FR, Gen Student Fee Rev, Series 1998, 11/1/1999     3.55                 310,000                   310,259
-------------------------------------------------------------------------------------------------------------------
                                                                                                            934,749
-------------------------------------------------------------------------------------------------------------------
1.03 ARIZONA
     Arizona Hlth Facils Auth (Arizona Vol Hosp Fedn
       Pooled Ln Prog) (FGIC Insured), AR, Mode Bonds, 1985
       Series A, 10/1/2015(b)(c)                             3.15                 480,000                   480,000
-------------------------------------------------------------------------------------------------------------------
1.08 CALIFORNIA
       Los Angeles Regl Airports Impt, California
         (American Airlines/Los Angeles Intl Airport)
         (LOC - Wachovia Bank), Facils Sublease FDR,
          Issue 1984, Series D, 12/1/2024(b)                 3.25                 500,000                   500,000
-------------------------------------------------------------------------------------------------------------------
0.65 COLORADO
       Adams Cnty School Dist #12, Colorado
         (Adams Twelve Five Star Schools) (MBIA Insured),
       FR, Conv Gen Oblig Ref, Series 1995D, 12/15/1998      3.68                 300,000                   300,052
-------------------------------------------------------------------------------------------------------------------
4.30 DELAWARE
       Delaware Econ Dev Auth (Delaware Clean Pwr Proj)
         (LOC - CDN Imperial Bank of Commerce),
       AR, IDR, Series 1997C,  8/1/2029(b)                   3.33               2,000,000                 2,000,000
-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                          Effective
                                                           Interest              Principal
                                                             Rate %                 Amount
                                                                                                              Value
%Description
-------------------------------------------------------------------------------------------------------------------
1.05 DISTRICT OF COLUMBIA
     District of Columbia (Washington D.C.)
       (AMBAC Insured), FR, Gen Oblig,
       Series 1990A, 6/1/1999                                 3.10         $     480,000            $       489,508
-------------------------------------------------------------------------------------------------------------------
2.86 FLORIDA
     Broward Cnty School Brd, Florida (AMBAC Insured),
       FR, Ctfs of Participation,
       Series 1997C, 7/1/1999                                   3.63             220,000                    220,648
     Miami-Dade Cnty School Dist, Florida (FSA Insured),
       FR, Gen Oblig Ref School,
       Series 1998, 8/1/1999                                    3.45             200,000                    200,709
     St Lucie Cnty, Florida (Savannah Hosp Proj) (LOC -
       Nations Bank of Georgia), FRD, IDR,
       Series 1985, 11/1/2015(b)(c)                             3.35             910,000                    910,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,331,357
-------------------------------------------------------------------------------------------------------------------
8.81 GEORGIA
   Atlanta, Georgia (AMBAC Insured), FR, Airport Facils
       Rev Ref, Series 1996, 1/1/1999                           3.80             200,000                    200,227
   DeKalb Cnty Hosp Auth, Georgia (DeKalb Med Ctr Proj)
       (LOC - Trust Co Bank), AR, RAC,
       Series 1993B, 9/1/2009(b)(c)                             3.20           1,145,000                  1,145,000
   DeKalb Private Hosp Auth, Georgia
       (Egleston Children's Hosp at Emory Univ Proj)
       (LOC - Suntrust Bank), VRD, RAC,
       Series 1994B, 12/1/2017(b)                               3.10             500,000                    500,000
   Downtown Savannah Auth, Georgia (Chatham Cnty Detention
       Complex & Sheriff's Dept Proj), FR,
       Series 1991A, 1/1/2004(b)                                3.06             300,000                    306,872
   Macon-Bibb Cnty Hosp Auth, Georgia (Med Ctr of Cent Georgia)
       (LOC - Trust Co Bank), AR, RAC,
       Series 1994, 4/1/2007(b)(c)                              3.20           1,445,000                  1,445,000
   Savannah Econ Dev Auth, Georgia (Home Depot Proj)
       (LOC - Trust Co Bank), AR, Exmp Facil Rev,
       Series 1995B, 8/1/2025(b)                                3.25             500,000                    500,000
-------------------------------------------------------------------------------------------------------------------
2.16 IDAHO
   Idaho, FR, TAN, Series 1998, 6/30/1999                       3.60           1,000,000                  1,004,732
-------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------
3.71 ILLINOIS
     Illinois Dev Fin Auth (6 West Hubbard Street Proj)
       (LOC - LaSalle Natl Bank), F/FR, IDR,
       Series 1986, 12/1/2016(b)                              3.50              875,000                     875,000
     Illinois Dev Fin Auth (Kindlon Partners Proj)
       (LOC - LaSalle Natl Bank), VR, Indl Proj Rev,
       Series 1991, 5/1/2006(b)                               3.35              600,000                     600,000
     Oak Lawn Park Dist, Illinois (Cook Cnty), (FSA Insured),
       Alternate Rev FR, Gen Oblig Ref Park, Series 1997,
       12/1/1998                                              3.70              250,000                     250,000
-------------------------------------------------------------------------------------------------------------------
8.18 INDIANA
     Daviess Cnty, Indiana (Perdue Farms/Shenandoah
       Valley Farms Facil) (LOC - Nations Bank of North
       Carolina), V/FRD, Econ Dev Rev, 1987 Issue,9/1/2007(b) 3.50            1,500,000                   1,500,000
     Indiana Muni Pwr Agency (LOC - Toronto-Dominion Bank),
       VRD,Pwr Supply System Ref Rev, 1998
       Series A, 1/1/2018(b)                                  3.10            1,000,000                   1,000,000
     Newton Cnty, Indiana (Intec Group Proj) (LOC -
       LaSalle Natl Bank), A/FR, Econ Dev Rev,
       Series 1994, 9/1/2010(b)                               3.35              500,000                     500,000
     Princeton, Indiana (PSI Energy Proj) (LOC -
       Morgan Guaranty Trust), AR, PCR Ref, 1997
       Series, 4/1/2022(b)                                    3.30              600,000                     600,000
-------------------------------------------------------------------------------------------------------------------
                                                          Effective
                                                           Interest
                                                              Rate %             Principal
                                                                                    Amount
                                                                                                    Value
%Description
-------------------------------------------------------------------------------------------------------------------
    Tippecanoe Cnty School Bldg, Indiana (MBIA Insured),
      FR, First Mtg, Series 1994, 1/15/1999                   3.55        $     200,000             $       200,462
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,800,462
-------------------------------------------------------------------------------------------------------------------
2.15 KANSAS
     Fairway, Kansas (Nichols (J C) Co Proj) (LOC -
       Prin MutualIns), FRD, Indl Rev,
       Series 1984, 11/1/2014(b)                              3.20              500,000                     500,000
     Spring Hill, Kansas (Abrasive Engr & Mfg Proj)
       (LOC - LaSalle Natl Bank), VR, Indl Rev,
       Series 1996, 9/1/2016(b)                               3.35              500,000                     500,000

-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,000,000
-------------------------------------------------------------------------------------------------------------------
0.21 KENTUCKY
     Danville, Kentucky (Mt. Sterling, Kentucky Wtr & Swr
       System Rev Ref & Impt Proj)(MBIA Insured), FR,
       Multi-City Lease Rev, Series 1998-B, 6/1/1999          3.76              100,000                     100,018
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
3.09 LOUISIANA
     New Orleans, Louisana (AMBAC Insured),
       FR, Drain System, Series 1998, 12/1/1999(d)            3.20              300,000                     308,115
     New Orleans, Louisana (MBIA Insured),
       FR, Sewerage Svc Rev,Series 1998, 6/1/1999(d)          3.10              375,000                     379,871
     New Orleans, Louisana (MBIA Insured), FR, Wtr Rev,
       Series 1998, 12/1/1999(d)                              3.20              240,000                     244,030
     Rapides Parish Cons School Dist #62,
       Louisiana (MBIA Insured),FR, Gen Oblig School,
       Series 1989, 4/1/2000(b)                               3.55              500,000                     506,024
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,438,040
-------------------------------------------------------------------------------------------------------------------
2.26 MARYLAND
     Allegany Cnty, Maryland (AMBAC Insured), FR,
       Gen Oblig Pub Impt, Series 1998, 8/1/1999              3.50              525,000                     527,972
     Maryland Hlth & Higher Edl Facils Auth, FR,
       Rev, Mercy Med Ctr Issue, Series 1989, 7/1/2020(b)     3.20              250,000                     261,776
     Montgomery Cnty, Maryland, (Manufacturers Hanover
       Trust), FR, Gen Oblig Cons Pub Impt, 1989
       Series B, 11/1/2002(b)                                 3.10              250,000                     263,148
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,052,896
-------------------------------------------------------------------------------------------------------------------
0.39 MASSACHUSETTS
     Boston, Massachusetts (AMBAC Insured), FR,
       Gen Oblig, 1990 Series A, 2/1/1999                     3.65              180,000                     180,944
-------------------------------------------------------------------------------------------------------------------
0.66 MICHIGAN
     Lincoln Cons School Dist, Michigan (Washtenaw &
       Wayne Cntys) (FSA Insured), FR, Gen Oblig-Unltd
       Tax Ref, Series 1998, 5/1/1999                         3.60              305,000                    305,000
-------------------------------------------------------------------------------------------------------------------
3.76 MISSOURI
     Columbia, Missouri (LOC - Toronto-Dominion Bank),
       VR, Spl Oblig Insured Reserve,
       Series 1988A, 6/1/2008(b)                              3.30            1,750,000                   1,750,000
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
2.15 MONTANA
     Billings, Montana (CFS Continental Proj) (LOC -
       Toronto-Dominion Bank), IDR, ATS,
       Series 1984, 12/1/2014(b)                              3.10            1,000,000                   1,000,000
-------------------------------------------------------------------------------------------------------------------
0.87 NEBRASKA
     Hamilton Cnty, Nebraska (Iams Co Proj)
       (LOC - NationsBank), VR, IDR Ref,
       Series 1990, 7/1/2005(b)                               3.25              405,000                    405,000
-------------------------------------------------------------------------------------------------------------------
1.89 NEVADA
     Clark Cnty, Nevada (LOC - Toronto-Dominion Bank),
       AR, Airport System Sub Lien Rev,
       Series 1995A-2, 7/1/2025(b)                            3.25              880,000                    880,000
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                          Effective
                                                           Interest
                                                             Rate %              Principal
                                                                                    Amount
%Description                                                                                                              Value
-------------------------------------------------------------------------------------------------------------------
2.66 NEW JERSEY
     Delran Township, New Jersey (Burlington Cnty),
       (MBIA Insured), FR, Gen Oblig,
        Series 1998, 6/1/1999                                 3.70        $     220,000             $       220,917
     New Jersey Hwy Auth (Garden State Pkwy), FR,
       Sr Pkwy Rev, 1989 Series,
       1/1/2009(b)                                            3.60              200,000                     204,576
       1/1/2016(b)                                            3.60              260,000                     265,949
     Passaic, New Jersey (FSA Insured), FR, Gen Impt,
       Series 1998, 7/15/1999                                 3.65              540,000                     543,764
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,235,206
-------------------------------------------------------------------------------------------------------------------
1.08 NEW MEXICO
     New Mexico Hwy Commn (FSA Insured), AR,
       Sub Lien Tax Hwy Rev, Series 1996, 6/15/2011(b)        3.15              500,000                     500,000
-------------------------------------------------------------------------------------------------------------------
6.53 NEW YORK
     Battery Park City Auth, New York, FR, Rev,
        Series 1990, 5/1/2020(b)                              3.20              500,000                     506,745
     Marion Cent School Dist, New York (Wayne Cnty)
        (FSA Insured), FR, Gen Oblig,
        Series 1998, 6/15/1999                                3.21              175,000                     175,547
     Monroe Cnty Indl Dev Agency, New York
        (Ron Ink Proj) (LOC - LaSalle Natl Bank),
         VR, IDR, Series 1996, 7/1/2013(b)                    3.63            1,500,000                   1,500,000
     New York, New York (FGIC Insured), FR, Gen Oblig,
         Fiscal 1990 Series H, 8/1/1999                       3.43              200,000                     204,652
     New York Dorm Auth, FR, State Univ Edl
         Facils Rev, Series 1989A, 5/15/2017(b)               3.20              300,000                     311,187
     Salmon River Cent School Dist, New York
         (Franklin & St. Lawrence Cntys)
         (AMBAC Insured), FR, Gen Oblig,
         Series 1998, 6/15/1999                               3.50              338,000                     339,369
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,037,500
-------------------------------------------------------------------------------------------------------------------
2.80 NORTH CAROLINA
     North Carolina Edl Facils Fin Agency
       (Bowman Gray School of Medicine Proj),
       (LOC - Wachovia Bank & Trust), VR, Rev,
       Series 1990, 9/1/2020(b)(c)                            3.15              500,000                     500,000
     North Carolina Med Care Commn (Pooled Fing Proj)
       (LOC - First Union Natl Bank of North Carolina),
        Hosp Rev, ACES, Series 1991B, 10/1/2013(b)            3.30              800,000                     800,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,300,000
-------------------------------------------------------------------------------------------------------------------
0.55 OHIO
     Cleveland City School Dist Ed Brd, Ohio
       (AMBAC Insured), FR, School Impt, Gen Oblig
       Unltd Tax, Series 1989, 12/1/2008(b)                   3.75              250,000                     255,000
-------------------------------------------------------------------------------------------------------------------



3.66 PENNSYLVANIA
     Delaware Valley Regl Fin Auth, Pennsylvania
       (Bucks, Chester, Delaware & Montgomery Cntys)
       (LOC - Credit Suisse 1st Boston Securities), AR,
        Loc Govt Rev, Series 1985D, 12/1/2020(b)              3.05              700,000                     700,000
     Emmaus Gen Auth, Pennsylvania (Pennsylvania VR Ln Prog),
       (FSA Insured), VRD, Series 1996, 12/1/2028(b)          3.15            1,000,000                   1,000,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,700,000
-------------------------------------------------------------------------------------------------------------------
1.08 SOUTH CAROLINA
     Anderson Cnty, South Carolina (Belton Inds Proj) (LOC -
       Nations Bank of North Carolina), AR, Indl Rev,
       Series 1991A, 7/1/2004(b)                              3.35             500,000                      500,000
-------------------------------------------------------------------------------------------------------------------
5.86 TENNESSEE
     Decatur Cnty, Tennessee (FGIC Insured), FR, School,
       Series 1998, 6/1/1999                                  3.80             330,000                      330,808
     Greeneville Hlth & Edl Facils Brd,
       Tennessee (Laughlin Mem Hosp Proj) (LOC -
       NationsBank of Tennessee), VRD, Rev,
       Series 1992, 10/1/2014(b)                              3.20             800,000                      800,000
-------------------------------------------------------------------------------------------------------------------
                                                          Effective
                                                           Interest              Principal
                                                             Rate %                 Amount                    Value
%Description
-------------------------------------------------------------------------------------------------------------------
     Johnson City Hlth & Edl Facils Brd, Tennessee
       (Johnson City Med Ctr Hosp)(MBIA Insured), AR,
        Adj Tender Acquisition,
        Series 1998A, 11/1/1999                           3.15            $  1,000,000              $     1,000,000
     Macon Cnty, Tennessee (FGIC Insured), FR,
        School Ref, Series 1998, 4/1/1999                 3.69                 240,000                      240,000
     Monroe Cnty, Tennessee (FSA Insured), FR,
        Rural School Ref, Series 1998, 6/1/1999           3.66                 150,000                      150,986
     Nashville Metro Govt, Tennessee (Davidson Cnty),
        (FGIC Insured), FR, Wtr & Swr Rev Ref,
        Series 1993, 1/1/1999                             3.30                 200,000                      200,156
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,721,950
-------------------------------------------------------------------------------------------------------------------
15.45 TEXAS
      Alvarado Indpt School Dist, Texas
        (Johnson Cnty) (Permanent School Fund
        Guarantee Prog), FR, Unltd Tax School Bldg & Ref,
        Series 1994, 2/15/1999                            3.10                 250,000                      251,200
      Aransas Pass, Texas (San Patricio, Aransas &
        Nueces Cntys) (FGIC Insured), FR, Gen Oblig Ref,
        Series 1998, 2/1/1999                             3.90                 190,000                      190,000
      Beeville Indpt School Dist, Texas (Bee Cnty)
        (Permanent School Fund Guarantee Prog), FR,
        Unltd Tax Ref, Series 1998, 2/15/1999             3.74                 175,000                      175,000
      Colorado River Muni Wtr Dist, Texas
        (Wtr Transmission Facils Proj) (AMBAC Insured),
        FR, Wtr System Rev, Series 1991-A, 1/1/1999       3.78                 760,000                      762,895
      Crowley, Texas (Tarrant Cnty) (AMBAC Insured),
        FR, Gen Oblig & Ref, Series 1998, 3/1/1999        3.88                 170,000                      170,000
      Cypress-Fairbanks Indpt School Dist, Texas
        (Harris Cnty)(Permanent School Fund
         Guarantee Prog), FR, Unltd Tax Ref,
         Series 1996, 2/1/1999                            3.65                 300,000                      300,641



      Gainesville, Texas (Cooke Cnty)
         (AMBAC Insured), FR, Combination Tax & Wtrwks
         & Swr System Rev, Ctfs of Oblig,
         Series 1998, 2/15/1999                           3.84                 215,000                      215,000
         Goose Creek Cons Indpt School Dist,
         Texas (Harris & Chambers Cntys)
         (Permanent School Fund Guarantee Prog), FR,
         Unltd Tax Ref, Series 1998, 2/15/1999            3.48                 145,000                      145,150
         Grapevine Indl Dev, Texas (American Airlines
         Proj) (LOC - Morgan Guaranty Trust), VR,
         Multiple Mode Rev, 1984
         Series B-3, 12/1/2024(b)                         3.25                 400,000                      400,000
      Greenville, Texas (Hunt Cnty) (FSA Insured),
         FR, Wtrwks & Swr Rev Ref,
         Series 1997, 2/15/1999                           3.45                 400,000                      400,616
      Harris Cnty Muni Util Dist #24, Texas
         (AMBAC Insured), FR, Wtrwks & Swr
         System Combination Unltd Tax & Rev Ref,
         Series 1998, 3/1/1999                            3.90                 105,000                      105,000
      Harris Cnty Muni Util Dist #136, Texas
         (FSA Insured), FR, Wtrwks & Swr System
      Combination Unltd Tax & Rev Ref,
         Series 1998, 3/1/1999                            3.30                 135,000                      135,223
      Lone Star Airport Impt Auth, Texas
         (American Airlines Proj) (LOC - Royal Bank
         of Canada), V/FRD, Multiple Mode Rev, 1984
         Series A-5, 12/1/2014(b)                         3.25                 100,000                      100,000
      Longview, Texas (Gregg & Harrison Cntys)
         (FGIC Insured), FR, Wtrwks & Swr
          System Rev, Series 1998C, 3/1/1999              3.00                 700,000                      705,128
      Magnolia Indpt School Dist, Texas
         (Montgomery Cnty) (Permanent School Fund
         Guarantee Prog), FR, Unltd Tax School Bldg,
         Series 1995, 8/15/1999                           3.20                 100,000                      103,315
      Mesquite, Texas (Dallas Cnty) (FSA Insured),
         FR, Combination Tax & Rev Ctfs
         of Oblig, Series 1998, 2/15/1999                 3.74                 115,000                      115,367
      Mesquite, Texas (Dallas Cnty) (FSA Insured),
         FR, Pub Ppty Fin Contractual Oblig,
         Series 1998, 2/15/1999                           3.74                 210,000                      210,000
      North Richland Hills, Texas (Tarrant Cnty)
         (FSA Insured), FR, Gen Oblig,
         Series 1998, 2/15/1999                           4.17                 150,000                      150,366
      North Richland Hills, Texas (Tarrant Cnty)
         (FSA Insured), FR, Tax & Wtrwks &
         Swr System Rev, Ctfs of Oblig,
         Series 1998, 2/15/1999                           4.02                 190,000                      190,381
      Nueces River Auth, Texas (Reynolds Metals Proj)
         (LOC - Bank of Nova Scotia),
          DATES, PCR Ref, Series 1985, 12/1/1999(b)       3.30                 400,000                      400,000



-------------------------------------------------------------------------------------------------------------------
                                                          Effective
                                                           Interest              Principal
                                                             Rate %                 Amount
                                                                                                    Value
%Description
-------------------------------------------------------------------------------------------------------------------
      Plano Indpt School Dist, Texas (Collin Cnty)
        (Permanent School Fund Guarantee Prog), VR,
        Unltd Tax School Bldg,
        Series 1997, 8/15/2017(b)                         2.86            $  1,000,000              $     1,000,000
      San Patricio Cnty Muni Wtr Dist, Texas
        (FSA Insured), FR, Wtr Rev,
         Series 1998, 7/10/1999(d)                        3.12                 150,000                      152,997
      Spring Indpt School Dist, Texas
        (Harris Cnty) (Permanent School Fund
         Guarantee Prog), FR, Unltd Tax Schoolhouse & Ref,
         Series 1998, 2/15/1999                           3.80                 275,000                      275,000
      Stafford, Texas (Fort Bend & Harris Cntys)
         (FGIC Insured), FR, Perm Impt,
         Series 1998, 9/1/1999(d)                         3.16                 300,000                      303,243
      Trinity River Auth, Texas (AMBAC Insured),
         FR, Regl Wastewtr System Rev,
         Series 1995, 8/1/1999                            3.10                 225,000                      227,790
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,184,312
-------------------------------------------------------------------------------------------------------------------
0.65 UTAH
      Tremonton City, Utah (Box Elder Cnty),
        (La-Z-Boy Chair Proj), (LOC - NBD Bank),
         VRD, IDR, Series 1990, 6/1/2000(b)               3.88                 300,000                     300,000
-------------------------------------------------------------------------------------------------------------------
1.90 WASHINGTON
     Spokane Cnty, Washington (MBIA Insured),
        FR, Swr Rev & Ref,
        Series 1994A, 12/1/1998                           3.60                 155,000                      155,000
     Washington, FR, Gen Oblig & Gen
        Oblig Ref, Series 1992A & AT-6, 2/1/1999          3.75                 500,000                      501,228
     Washington Pub Pwr Supply System,
        (Nuclear Proj #1), FR, Ref Rev,
        Series 1989A, 7/1/2015(b)                         1.72                 220,000                      227,343
-------------------------------------------------------------------------------------------------------------------
                                                                                                            883,571
-------------------------------------------------------------------------------------------------------------------
1.09 WEST VIRGINIA
     West Virginia School Bldg Auth, (MBIA Insured),
       FR, Cap Impt Rev, Series 1994, 7/1/1999            3.65                 500,000                      504,554
-------------------------------------------------------------------------------------------------------------------
1.05 WISCONSIN
     Fort Atkinson School Dist, Wisconsin
       (Jefferson & Rock Cntys)(FGIC Insured),
        FR, Gen Oblig Ref, Series 1996, 4/1/1999          3.40                 230,000                      232,038
     Wisconsin, (First National Bank), FR, Gen Oblig,
        1990 Series G, 5/1/2001(b)                        3.31                 250,000                      255,628
-------------------------------------------------------------------------------------------------------------------
                                                                                                            487,666
-------------------------------------------------------------------------------------------------------------------
2.37 WYOMING
     Lincoln Cnty, Wyoming (Exxon Proj), AR, PCR,
       Series 1984B, 11/1/2014(b)                         3.25                 100,000                      100,000
       Series 1984D, 11/1/2014(b)                         3.25               1,000,000                    1,000,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,000,000
-------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $46,484,616)(a)                                                                        $    46,484,616
===================================================================================================================
U.S. GOVERNMENT MONEY FUND
100.00 SHORT-TERM INVESTMENTS
75.85  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae
         12/15/1998                                       4.88          $   15,000,000              $    14,971,588
         2/16/1999                                        5.13              10,000,000                    9,891,329
       Federal Home Loan Bank, 12/23/1998                 4.76              10,000,000                    9,970,818


-------------------------------------------------------------------------------------------------------------------
                                                          Effective
                                                           Interest              Principal
                                                             Rate %                 Amount                    Value
%Description
-------------------------------------------------------------------------------------------------------------------

      Freddie Mac, 12/29/1998                             4.82          $   25,000,000              $    24,906,024
      Student Loan Marketing Association, 1/13/1999       4.38               5,000,000                    5,000,000
-------------------------------------------------------------------------------------------------------------------
   TOTAL US GOVERNMENT AGENCY OBLIGATIONS
   (Cost $64,739,759)                                                                                    64,739,759
-------------------------------------------------------------------------------------------------------------------
24.15 REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street
        dated 11/30/1998 due 12/1/1998 at
        5.100%, repurchased at $20,612,920
        (Collateralized by US Treasury Bonds due
        4/15/2028 at 3.625%, value $21,175,745)
        (Cost $20,610,000)                                              $   20,610,000              $    20,610,000
-------------------------------------------------------------------------------------------------------------------
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
    (Cost $85,349,759)(a)                                                                           $    85,349,759
===================================================================================================================

The following abbreviations may be used in portfolio descriptions:

AFR(e)    --    Adjustable/Fixed Rate                     GNMA      --   Government National Mortgage Association
ACES(e)   --    Adjustable Convertible Extendable         IDR       --   Industrial Development Revenue
                Securities                                LOC       --   Letter of Credit
AMBAC     --    American Municipal Bond                   MBIA      --   Municipal Bond Investors Assurance
                Assurance Corporation                                    Corporation
AR(e)     --    Adjustable Rate                           PCR       --   Pollution Control Revenue
ATS(e)    --    Adjustable Tender Securities              RAC       --   Revenue Anticipation Certificates
BIG       --    Bond Investors Guaranty Insurance         TAN       --   Tax Anticipation Notes
DATES(e)  --    Daily Adjustable Tax-Exempt Securities    TEAMS(e)  --   Tax-Exempt Adjustable Mode Securities
FDR(e)    --    Flexible Demand Revenue                   TECP      --   Tax-Exempt Commercial Paper
FGIC      --    Flexible Guaranty Insurance
                Company                                   TRAN      --   Tax & Revenue Anticipation Notes
FNMA      --    Federal National Mortgage Association     UPDATES(e)--   Unit Price Demand Tax-Exempt
                                                                         Securities
F/FR      --    Floating Fixed Rate                       V/FRD(e)  --   Variable/Fixed Rate Demand
FR        --    Fixed Rate                                VR(e)     --   Variable/Fixed Rate
FRD(e)    --    Fixed Rate Demand                         VRD(e)    --   Variable Rate Demand
FSA       --    Financial Security Assurance

(a) Also represents cost for income tax purposes.

(b) All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year of less. Rate shown reflects current rate.

(c) Security has been designated as collateral for when-issued
    (W/I) securities.

(d) Security is a when-issued (W/I) security.

(e) Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1998
UNAUDITED

                                                 CASH                       TAX-FREE                     U.S. GOVERNMENT
                                             RESERVES                          MONEY                               MONEY
                                                 FUND                           FUND                                FUND

------------------------------------------------------------------------------------------------------------------------
Investment Securities:
   At Cost(a)                    $        638,940,432              $      46,484,616               $          85,349,759
========================================================================================================================
   At Value(a)                   $        638,940,432              $      46,484,616               $          85,349,759
Cash                                        1,468,247                         58,950                              64,593
Receivables:
   Fund Shares Sold                       126,968,665                      3,277,750                          17,104,199
   Interest                                 2,535,831                        392,590                              32,183
Prepaid Expenses and Other Assets             137,731                         91,299                             123,538
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              770,050,906                     50,305,205                         102,674,272
------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Distributions to Shareholders               32,526                          5,249                               9,762
   Investment Securities Purchased                  0                      1,393,867                                   0
   Fund Shares Repurchased                  7,014,074                        309,524                           1,594,828
Accrued Expenses and Other Payables           570,723                         37,751                              76,559
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                           7,617,323                      1,746,391                           1,681,149
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE(b)           $        762,433,583              $      48,558,814               $         100,993,123
========================================================================================================================

Shares Outstanding                        762,433,583                     48,558,814                         100,993,123
NET ASSET VALUE,
   Offering and Redemption
   Price per Share               $               1.00              $            1.00               $                1.00
========================================================================================================================

(a) Investment securities at cost and value at November 30, 1998 include a repurchase agreement of $20,610,000 for U.S. Government Money
    Fund.

(b) The Fund has ten billion authorized shares of common stock, par value of $0.01 per share. Of such shares, five billion, one billion and one billion have been allocated to Cash Reserves, Tax-Free Money and U.S.
    Government Money  Funds, respectively.  Each Fund's paid-in capital was
    $762,433,583, $48,558,814 and $100,993,123, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
Six Months Ended November 30, 1998
UNAUDITED
                                                 CASH                       TAX-FREE                U.S. GOVERNMENT
                                              RESERVES                         MONEY                         MONEY
                                                  FUND                          FUND                          FUND

-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
INTEREST INCOME                  $         21,483,326              $         878,698            $        2,372,059
-------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                    1,571,177                        125,907                       220,242
Transfer Agent Fees                         1,540,205                         71,312                       175,635
Administrative Fees                            63,504                          8,777                        11,607
Custodian Fees and Expenses                    76,770                          8,092                         8,491
Directors' Fees and Expenses                   19,305                          5,367                         5,981
Professional Fees and Expenses                 25,105                         11,284                         7,978
Registration Fees and Expenses                 74,879                         12,785                        29,064
Reports to Shareholders                        98,168                          5,789                         9,270
Other Expenses                                  9,450                          3,537                         1,226
-------------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                             3,478,563                        252,850                       469,494
 Fees and Expenses Absorbed by
   Investment Adviser                               0                       (62,297)                       (91,407)
 Fees and Expenses Paid Indirectly            (9,979)                        (1,570)                        (2,363)
-------------------------------------------------------------------------------------------------------------------
    NET EXPENSES                            3,468,584                       188,983                        375,724
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME AND NET INCREASE
  IN NET ASSETS FROM OPERATIONS $          18,014,742              $        689,715             $        1,996,335
===================================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS



                                                 CASH RESERVES                   TAX-FREE MONEY
                                                          FUND                             FUND
                                       Six Months                 Year    Six Months               Year
                                            Ended                Ended         Ended              Ended
                                      November 30               May 31   November 30              May 31
----------------------------------------------------------------------------------------------------------
                                             1998                 1998          1998                1998
                                        UNAUDITED            UNAUDITED
OPERATIONS AND  DISTRIBUTIONS
  TO SHAREHOLDERS
Net Investment  Income Earned
   and Distributed to Shareholders  $   18,014,742      $    31,564,559  $    689,715     $    1,436,671
==========================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares       $3,295,324,450      $ 5,919,135,596  $116,360,228     $  243,725,325
Reinvestment of Distributions           15,843,346           28,060,789       613,942          1,317,326
----------------------------------------------------------------------------------------------------------
                                     3,311,167,796        5,947,196,385   116,974,170        245,042,651
Amounts Paid for Repurchases
   of Shares                       (3,315,404,382)      (5,842,174,016) (123,216,480)      (237,818,652)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS FROM FUND SHARE TRANSACTIONS    (4,236,586)         105,022,369    (6,242,310)         7,223,999
NET ASSETS
Beginning of Period                   766,670,169          661,647,800     54,801,124        47,577,125
----------------------------------------------------------------------------------------------------------
End of Period                      $  762,433,583      $   766,670,169  $  48,558,814     $  54,801,124
==========================================================================================================

                                   -------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                         3,295,324,450        5,919,135,596    116,360,228       243,725,325
Shares Issued from
  Reinvestment of Distributions        15,843,346           28,060,789        613,942         1,317,326
----------------------------------------------------------------------------------------------------------
                                    3,311,167,796        5,947,196,385    116,974,170       245,042,651
Shares Repurchased                 (3,315,404,382)      (5,842,174,016)  (123,216,480)     (237,818,652)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
   IN FUND SHARES                     (4,236,586)         105,022,369     (6,242,310)         7,223,999
==========================================================================================================

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)



                                                                                 U.S.GOVERNMENT
                                                                                     MONEY FUND
                                                                          Six Months               Year
                                                                               Ended              Ended
                                                                         November 30             May 31
---------------------------------------------------------------------------------------------------------
                                                                                1998               1998
                                                                           UNAUDITED
OPERATIONS AND  DISTRIBUTIONS
  TO SHAREHOLDERS
Net Investment  Income Earned and Distributed to Shareholders          $   1,996,335     $    3,486,745
=========================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                          $ 491,240,002     $1,190,183,900
Reinvestment of Distributions                                              1,679,242          2,868,947
---------------------------------------------------------------------------------------------------------
                                                                         492,919,244      1,193,052,847
Amounts Paid for Repurchases of Shares                                 (465,844,404)    (1,185,586,043)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                           27,074,840         7,466,804
NET ASSETS
Beginning of Period                                                       73,918,283        66,451,479
---------------------------------------------------------------------------------------------------------
End of Period                                                          $ 100,993,123     $  73,918,283
=========================================================================================================
FUND SHARE TRANSACTIONS
Shares Sold                                                              491,240,002     1,190,183,900
Shares Issued from Reinvestment of Distributions                           1,679,242         2,868,947
---------------------------------------------------------------------------------------------------------
                                                                         492,919,244     1,193,052,847
Shares Repurchased                                                     (465,844,404)   (1,185,586,043)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN FUND SHARES                                               27,074,840         7,466,804
=========================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of three separate Funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund. The investment objectives are: to seek as high a level of current income for Cash Reserves Fund; to seek as high a level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. WHEN-ISSUED SECURITIES -- When-issued securities held by the Fund are fully collateralized by other securities which are notated in the Statement of Investment Securities. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the when-issued securities.

D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.

E. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value.

G. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund. Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO Funds Group,
Inc. ("IFG") serves as each Fund's investment adviser. As compensation for its services to each Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.50% on the first $300 million of average net assets;
reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.
     IFG receives a transfer agent fee from each Fund at an annual rate of $27.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
     IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Tax-Free Money and U.S. Government Money Funds.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of each Fund's officers and directors are also officers and directors of IFG.
     Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan were based on an annual rate equal to 40% of the retainer fee at the time of retirement. As of July 1, 1998, benefits are based on an annual rate of 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

     The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts are being invested in the shares of all of the INVESCO and Treasurer's Series Trust Funds.
     Pension expenses for the six months ended November 30, 1998, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                      Unfunded
                                   Pension             Accrued           Pension
Fund                               Expenses      Pension Costs         Liability
--------------------------------------------------------------------------------
Cash Reserves Fund                $   4,177          $  23,873         $  69,375
Tax-Free Money Fund                     297              2,538             6,614
U.S. Government Money Fund              434              2,459             7,484


FINANCIAL  HIGHLIGHTS  --  CASH  RESERVES  FUND
(For a Fund  Share  Outstanding Throughout Each Period)

                                      Six Months
                                        Ended
                                     November 30                        Year Ended May 31
-----------------------------------------------------------------------------------------------------------
                                         1998        1998         1997        1996        1995         1994
                                       UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period $   1.00  $   1.00  $      1.00  $     1.00    $    1.00    $   1.00
-----------------------------------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS              0.02      0.05         0.05        0.05         0.05        0.03
-----------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period       $   1.00  $   1.00  $      1.00  $     1.00    $    1.00    $   1.00
===========================================================================================================
TOTAL RETURN                               2.34%(a)  4.82%       4.69%       5.01%        4.76%       2.58%

RATIOS
Net Assets -- End of Period
($000 Omitted)                          $762,434  $766,670  $   661,648  $  587,277    $ 644,341    $747,551
Ratio of Expenses to Average
  Net Assets(b)                      0.45%(a)(c)  0.91%(c)     4.86%(c)    0.87%(c)        0.75%       0.81%
Ratio of Net Investment Income
  to Average Net Assets(b)              2.32%(a)     4.76%        4.62%       4.86%        4.65%       2.61%




(a) Based on operations for the period shown and, accordingly, are not representative of a full year.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.93%, 0.92%, 0.92% and 0.85%, respectively, and ratio of net investment income to average net assets would have been 4.74%, 4.56%, 4.81% and 4.55%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by the Investment Adviser, if applicable, which is before any expense offset arrangements.


FINANCIAL  HIGHLIGHTS  (CONTINUED)  --  TAX-FREE  MONEY  FUND
(For a Fund  Share Outstanding Throughout Each Period)

                                      Six Months
                                         Ended
                                      November 30                        Year Ended May 31
------------------------------------------------------------------------------------------------------------
                                         1998        1998         1997        1996        1995         1994
                                       UNAUDITED
PER SHARE DATA
Net Asset Value --
  Beginning of Period            $        1.00   $   1.00     $   1.00   $    1.00    $   1.00   $     1.00
============================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS             0.01       0.03         0.03        0.03        0.03         0.02
============================================================================================================
Net Asset Value -- End of Period $        1.00   $   1.00     $   1.00   $    1.00    $   1.00   $     1.00
=============================================================================================================
TOTAL RETURN                             1.38%(a)    3.03%       2.90%       3.08%       2.86%        1.84%
RATIOS
Net Assets -- End of Period
  ($000 Omitted)                 $      48,559  $  54,801     $ 47,577   $  51,649    $ 58,780   $   84,521
Ratio of Expenses to
  Average Net Assets(b)            0.38%(a)(c)   0.76%(c)     0.76%(c)    0.77%(c)       0.75%        0.75%
Ratio of Net Investment Income
  to Average Net Assets(b)            1.37%(a)      3.01%        2.86%       3.03%       2.77%        1.83%

(a) Based on operations for the period shown and, accordingly, are not representative of a full year.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended November 30, 1998 and for the years ended May 31, 1998, 1997, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.50%
     (not annualized),  1.06%, 1.01%, 1.05%, 1.00% and 1.00%, respectively,  and ratio of net investment  income to average net assets would have been 1.25%
     (not annualized), 2.71%, 2.61%, 2.75%, 2.52% and 1.58%, respectively.

(c)  Ratio is  based on Total  Expenses  of the  Fund,  less  Expenses
     Absorbed by Investment Adviser, which is before any expense offset arrangements.



FINANCIAL HIGHLIGHTS (CONTINUED) -- U.S. GOVERNMENT MONEY FUND
(For a Fund Share Outstanding Throughout Each Period)

                                      Six Months
                                        Ended
                                     November 30                       Year Ended May 31
----------------------------------------------------------------------------------------------------------
                                        1998          1998          1997        1996       1995       1994
                                     UNAUDITED
PER SHARE DATA
Net Asset Value --
    Beginning of Period        $          1.00   $     1.00   $     1.00  $     1.00   $   1.00  $    1.00
==========================================================================================================
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
  AND DISTRIBUTED TO SHAREHOLDERS         0.02         0.05         0.04        0.05       0.05       0.03
----------------------------------------------------------------------------------------------------------
Net Asset Value --
  End of Period                $          1.00   $     1.00   $     1.00  $     1.00   $   1.00 $     1.00
==========================================================================================================
TOTAL RETURN                             2.30%(a)     4.74%        4.57%       4.90%      4.66%      2.56%

RATIOS
Net Assets -- End of Period
 ($000 Omitted)                $       100,993   $   73,918   $   66,451  $   79,392   $60,843  $   73,912
Ratio of Expenses to
  Average Net Assets(b)            0.43%(a)(c)     0.87%(c)     0.86%(c)    0.87%(c)     0.75%       0.75%
Ratio of Net Investment Income
  to Average Net Assets(b)            2.27%(a)        4.72%        4.51%       4.78%     4.55%       2.60%

(a) Based on operations for the period shown and, accordingly, are not representative of a full year.


(b) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended November 30, 1998 and for the years ended May 31, 1998, 1997, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.53% (not annualized), 1.12%, 1.06%, 1.05%, 1.10% and 1.00%, respectively, and ratio of net investment income to average net assets would have been 2.17% (not annualized), 4.47%, 4.31%, 4.59%, 4.20% and 2.35%, respectively.


(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by the Investment Adviser, which is before any expense offset arrangements.

                 --------------------------------------------


OTHER INFORMATION
UNAUDITED
     Year 2000 Computer Issue. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own system, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

      In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments.

                               FAMILY OF FUNDS

                                                                  Newspaper
Fund Name                     Fund Code  Ticker Symbol         Abbreviation
--------------------------------------------------------------------------------
International
International Blue Chip             09          IIBCX             ItlBlChp
International Growth                49          FSIGX             IntlGr
Emerging Markets                    43            *                  *
Asian Growth                        41          IVAGX             AsianGr
Pacific Basin                       54          FPBSX             PcBas
European                            56          FEURX             Europ
European Small Company              37          IVECX             EuroSmCo
Latin American Growth               34          IVSLX             LatinAmGr
-------------------------------------------------------------------
Sector
Energy                              50          FSTEX             Enrgy
Environmental Services              59          FSEVX             Envirn
Financial Services                  57          FSFSX             FinSvc
Gold                                51          FGLDX             Gold
Health Sciences                     52          FHLSX             HlthSc
Leisure                             53          FLISX             Leisur
Realty                              42          IVSRX             Realty
Technology -- Class II              55          FTCHX             Tech
Utilities                           58          FSTUX             Util
Worldwide Capital Goods             38          ISWGX             WldCap
Worldwide Communications            39          ISWCX             WldCom
-------------------------------------------------------------------
Stock
Growth & Income                     21          IVGIX             GrotInc
Blue Chip Growth                    10          FLRFX             Grwth
Dynamics                            20          FIDYX             Dynm
Small Company Growth                60          FIEGX             SmCoGth
INVESCO Endeavor                    61          IVENX             Endeavor
Value Equity                        46          FSEQX             ValEq
Small Company Value                 74          IDSCX             SmCoVal
S&P 500 Index Fund Class II         23          ISPIX             SP500II
-------------------------------------------------------------------
Combination Stock & Bond
Industrial Income                   15          FIIIX             IndInc
Multi-Asset Allocation              70          IMAAX             MulAstAl
Total Return                        48          FSFLX             TotRtn
Balanced                            71          IMABX             Bal
-------------------------------------------------------------------
Bond
Short-Term Bond                     33          INIBX             ShTrBd
Intermediate Government Bond        47          FIGBX             IntGov
U.S. Government Securities          32          FBDGX             USGvt
Select Income                       30          FBDSX             SelInc
High Yield                          31          FHYPX             HiYld
Tax-Free Intermediate Bond          36          IVTIX              *
Tax-Free Long-Term Bond             35          FTIFX             TxFre
-------------------------------------------------------------------
Money Market
U.S. Government Money Fund          44          FUGXX             InvGvtMF
Cash Reserves                       25          FDSXX             InvCshR
Tax-Free Money Fund                 40          FFRXX             InvTaxFree

* This fund does not meet size requirements to be assigned a newspaper listing and/or ticker symbol.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO

INVESCO Distributors, Inc.,(SM)
Distributor
Post Office Box 173706
Denver, CO 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek,
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

This information must be preceded
or accompanied by a current prospectus.